Fees Summary	Nov. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,430,689,448.00
Previously Paid Amount	0.00
Total Fee Amount	1,026,178.21
Total Offset Amount	0.00
Net Fee	1,026,178.21
Narrative - Max Aggregate Offering Price	$ 7,430,689,448.00
Final Prospectus	true